Right of Use Asset and Lease Liability - Schedule of lease disclosures (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [Line Items]
Interest expense on lease liabilities	$ 103	$ 127	$ 332	$ 407
Total cash outflow for leases			(2,286)	$ (2,104)
Lease liabilities [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Interest expense on lease liabilities			332		$ 533
Total cash outflow for leases			$ (2,286)		$ (2,855)